Annual Fund Operating Expenses	Jul. 31, 2026
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.15%	[1]
Expenses (as a percentage of Assets)	0.82%	[2]
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.15%	[3]
Expenses (as a percentage of Assets)	0.85%	[4]
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.09%	[5]
Expenses (as a percentage of Assets)	0.87%	[6]
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.87%	[7]
Expenses (as a percentage of Assets)	1.72%	[8]
Fee Waiver or Reimbursement	(0.06%)	[9]
Net Expenses (as a percentage of Assets)	1.66%	[8],[9]
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.25%	[10]
Expenses (as a percentage of Assets)	1.09%	[11]
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.54%	[12]
Expenses (as a percentage of Assets)	1.24%	[13]
Service Shares Prospectus | GuidePath(R) Conservative Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.10%	[14]
Expenses (as a percentage of Assets)	1.00%	[15]
Fee Waiver or Reimbursement	(0.22%)	[16]
Net Expenses (as a percentage of Assets)	0.78%	[15],[16]
Service Shares Prospectus | GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.16%	[17]
Expenses (as a percentage of Assets)	0.99%	[18]
Service Shares Prospectus | GuidePath(R) Growth and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.04%	[19]
Expenses (as a percentage of Assets)	0.88%	[20],[21]
Fee Waiver or Reimbursement	0.01%	[20]
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath® Growth Allocation Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	1.21%	[22]
Acquired Fund Fees and Expenses	0.15%	[23]
Expenses (as a percentage of Assets)	1.61%	[24]
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath® Conservative Allocation Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	1.32%	[25]
Acquired Fund Fees and Expenses	0.15%	[26]
Expenses (as a percentage of Assets)	1.72%	[27]
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath® Tactical Allocation Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	1.21%	[28]
Acquired Fund Fees and Expenses	0.09%	[29]
Expenses (as a percentage of Assets)	1.65%	[30]
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath® Absolute Return Allocation Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.36%
Other Expenses (as a percentage of Assets):	1.36%	[31]
Acquired Fund Fees and Expenses	0.87%	[32]
Expenses (as a percentage of Assets)	2.58%	[33]
Fee Waiver or Reimbursement	(0.11%)	[34]
Net Expenses (as a percentage of Assets)	2.47%	[33],[34]
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath® Multi-Asset Income Allocation Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	1.35%	[35]
Acquired Fund Fees and Expenses	0.25%	[36]
Expenses (as a percentage of Assets)	1.95%	[37]
Fee Waiver or Reimbursement	(0.01%)	[38]
Net Expenses (as a percentage of Assets)	1.94%	[37],[38]
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath® Flexible Income Allocation Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.25%	[39]
Acquired Fund Fees and Expenses	0.54%	[40]
Expenses (as a percentage of Assets)	2.04%	[41]

[1]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[3]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[4]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[5]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[6]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[7]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[8]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[9]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.69% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[10]	Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[11]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[12]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[13]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[14]	"Acquired Fund Fees and Expenses" (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[15]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[16]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.64% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[17]	"Acquired Fund Fees and Expenses" (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[18]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[19]	"Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[20]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027 to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[21]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[22]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[23]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[24]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[25]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[26]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[27]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[28]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[29]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[30]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[31]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[32]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[33]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[34]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.44% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[35]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[36]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[37]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[38]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through July 31, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.60% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[39]	The Fund's RS Shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[40]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. AFFE shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[41]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.